Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Parenthetical) (Detail) - Financial assets at fair value through profit or loss [member] - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023		Jul. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets	$ 179	$ 329	$ 2,510	[1]	$ 1,246
Bank of the West [Member] | Federal home loan bank and federal housing bank equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets			969
Bank of the West [Member] | Housing tax credit entities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Purchase fair value measurement of assets			$ 587

[1]	FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.